UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

SALUDA GRADE MORTGAGE FUNDING LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________
Date of Report (Date of filing) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001831646

SALUDA GRADE ALTERNATIVE MORTGAGE TRUST 2026-HB1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	Not applicable
Central Index Key Number of underwriter (if applicable):	Not applicable

Brian Brennan, 646-974-8564
Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SALUDA GRADE MORTGAGE FUNDING LLC

Date:	January 21, 2026	By:	/s/ Brian Brennan
		Name:	Brian Brennan
		Title:	Managing Director

EXHIBIT INDEX

Exhibit Number

99.1	Digital Risk, LLC (“Digital Risk”) Executive Summary

Schedule 1 - Rating Agency Report

Schedule 2 - Data Integrity Report

Schedule 3 - Exceptions Report

Schedule 4 - Valuation Report

Schedule 5 - Subordinate Non-QM Supplemental